30. Earnings per share	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Earnings per share
30.	Earnings per share

Basic earnings per share are calculated based on the weighted average number of outstanding shares of each category during the year.

Diluted earnings per share are calculated as follows:

•	Numerator: profit for the year adjusted by dilutive effects from stock options.
•	Denominator: the number of shares of each category adjusted to include potential shares corresponding to dilutive instruments (stock options), less the number of shares that could be bought back at market, if applicable.

Equity instruments that will or may be settled with the Company’s shares are only included in the calculation when its settlement has a dilutive impact on earnings per share.

As mentioned in note 1.2, the migration process to “Novo Mercado” was concluded and, therefore, the Company started to present earnings per share considering a single class of shares for 2019, 2018 and 2017.

The table below presents the determination of net income available to holders of common shares and the weighted average number of common shares outstanding used to calculate basic and diluted earnings per share in each reporting exercise:

	2019	2018	2017
		Restated	Restated
Basic numerator
Net income (loss) allocated to ordinary shareholders – continuing operations	478	1,156	357
Net income (loss) allocated to ordinary shareholders - discontinued operations	312	(7)	150
Net income (loss) allocated to ordinary shareholders	790	1,149	507

Basic denominator (millions of shares)
Weighted average of shares	267	267	266

Basic earnings per millions of shares (R$) – continuing operations	1.78980	4.33836	1.34175
Basic earnings per millions of shares (R$) - discontinued operations	1.16824	(0.02627)	0.56376
Basic earnings per millions of shares (R$) – total	2.95804	4.31209	1.90551

Diluted numerator
Net income (loss) allocated to ordinary shareholders – continuing operations	478	1,156	357
Net income (loss) allocated to ordinary shareholders - discontinued operations	312	(7)	150
Net income (loss) allocated to ordinary shareholders	790	1,149	507

Diluted denominator
Weighted average of shares (in millions)	267	267	266
Stock option	1	1	1
Diluted weighted average of shares (millions)	268	268	267

Diluted earnings per millions of shares (R$) – continuing operations	1.78696	4.31977	1.33637
Diluted earnings per millions of shares (R$) – discontinued operations	1.16657	-	0.56100
Diluted earnings per millions of shares (R$) – total	2.95353	4.29350	1.89737